Stock Options (Details) - Schedule of Stock-Based Compensation Expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Stock Based Compensation [Abstract]
Research and development expense	$ 156
Sales and marketing expense	63
General and administrative expense	1,356
Total stock-based compensation expense	$ 1,575